Fair value measurement	12 Months Ended
Dec. 31, 2024
Fair value measurement
Fair value measurement
4.	Fair value measurement
As of December 31, 2023 and 2024, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in millions)
Assets:
Restricted cash	7,506	—	7,506	—
Short-term investments
Wealth management products	56,847	—	56,847	—
Marketable securities and other investments
Listed equity securities	2,765	2,765	—	—
Wealth management products	2,808	—	2,808	—

Total assets	69,926	2,765	67,161	—

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in millions)
Assets:
Restricted cash	7,366	—	7,366	—
Short-term investments
Wealth management products	38,396	—	38,396	—
Marketable securities and other investments
Listed equity securities	2,907	2,907	—	—

Total assets	48,669	2,907	45,762	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.
Short-term investments
Wealth management
products with maturities of within one year. The Group elected the fair value option to record wealth management products with variable interest rates and deposits indexed to foreign exchange with maturities less than one year and accounted them at fair value. For the wealth management products that have no quoted market prices, the Group estimates their fair value using the expected yield on similar instruments in the market, and classifies the valuation techniques that use these inputs as Level 2.
For the years ended December 31, 2022, 2023 and 2024, gain of
RMB1,921
million, RMB
2,092

million and RMB1,485 million resulting from changes in fair value of the wealth management products under fair value option was recorded in “others, net” in the consolidated statements of operations and comprehensive income, respectively.
Marketable securities and other investments
Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.
For the years ended December 31, 2022, 2023 and 2024, the unrealized gains or losses of the listed equity securities were losses of RMB4,304 million and RMB379 million, and gains of RMB1,160 million, respectively, which are recognized in “others, net” in the consolidated statements of operations and comprehensive income.
Wealth management
products with maturities of more than one year. The Group elected the fair value option to record wealth management products with variable interest rates with maturities more than one year and accounted them at fair value. For the wealth management products that have no quoted market prices, the Group estimates their fair value using the expected yield on similar instruments in the market, and classifies the valuation techniques that use these inputs as Level 2.
For the years ended December 31, 2022, 2023 and 2024, losses of RMB
137
million and
RMB
25

million and gains of RMB2 million resulting from changes in fair value of the wealth management products under fair value option were recorded in “others, net” in the consolidated statements of operations and comprehensive income, respectively.
Other financial instruments
The followings are other material financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.
Time deposits. Time deposits with original maturities of three months or less, original maturities of longer than three months and maturities of less than one year, and maturities of longer than one year have been classified as cash equivalents, short-term investments and marketable securities and other investments in the consolidated balance sheets, respectively. The fair value of the Group’s time deposits is determined based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy. As of December 31, 2023 and 2024, the fair value of time deposits classified as cash equivalents and short-term investments amounted to RMB59,452 million and RMB91,062 million, respectively. As of December 31, 2023 and 2024, the fair value of time deposits classified as marketable securities and other investments amounted to RMB67,426 million and RMB54,176 million, respectively. The carrying value of time deposits approximates to fair value.
Held-to-maturity
debt securities. Wealth management products that the Group has positive intent and ability to hold to maturity are accounted for as held-to-maturity
debt securities. The fair value of the Group’s
held-to-maturity
debt securities is determined based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy. As of December 31, 2023 and 2024, the fair value of held-to-maturity
debt securities recorded in “short-term investments” amounted to
RMB4,476 million and RMB6,866 million
, respectively. As of December 31, 2023 and 2024, the fair value of held-to-maturity
debt securities with maturities longer than one year recorded in “marketable securities and other investments” amounted to RMB7,836 million and
RMB2,288
million, respectively. The carrying value of
held-to-maturity
debt securities approximates to fair value.
Unsecured senior notes. The Group determines the fair value of its unsecured senior notes, using quoted prices in less active markets, and accordingly the Group categorizes the unsecured senior notes as Level 2 in the fair value hierarchy. As of December 31, 2023 and 2024, the fair value of unsecured senior notes amounted to
RMB9,445 million and RMB25,098
million, respectively. Among them, the fair value of Convertible Senior Notes, as defined in Note
15
, amounted to RMB15,274 million as of December 31, 2024.
Short-term receivables and payables. Accounts receivable and prepayments and other current assets are financial assets with carrying values that approximate to fair value due to their short-term nature. Accounts payable, advance from customers (excluding contract liabilities) and main items in accrued expenses and other current liabilities, are financial liabilities with carrying values that approximate to fair value due to their short-term nature. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy.
Short-term debts and long-term borrowings. Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The carrying value of short-term debts and long-term borrowings approximates to fair value. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy.
Assets and liabilities measured at fair value on a nonrecurring basis
Long-lived assets. When impairment indicators are identified, the Group evaluates the impairment by comparing the carrying value of the asset or the asset group with its fair value. The fair value of the asset or asset group is determined using income approach and market approach with unobservable inputs (Level 3), depending on the underlying nature of the asset or the asset group. The impairment losses of RMB2,025 million and RMB
1,562

million were recorded in “impairment of long-lived assets” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2023 and 2024, respectively. The major impairment of long-lived assets were disclosed in Note 9, Note 10 and Note 11.
Goodwill. The Group tested for impairment on an annual basis as of December 31, and in between annual tests when the impairment indicators occur. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. The impairment loss was recorded in “impairment of goodwill” in the consolidated statements of operations and comprehensive income and disclosed in Note 12.
Investments in equity investees. Investments in privately held companies and publicly traded companies included in “investments in equity investees” in the consolidated balance sheets are reviewed periodically for impairment using fair value measurement. In determining the investments in privately held companies without readily determinable fair value over which the Group identified impairment indicators, income approach or market approach was used, if applicable, which requires management to use unobservable inputs (Level 3), mainly including the estimates of future cash flows, discount rate, terminal growth rate, selection of comparable companies and multiples and estimated discount for lack of marketability. The impairment loss of RMB504 million, RMB2,856 million and RMB2,968
million were recorded in “others, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2023 and 2024, the accumulated impairment of the Group’s investments in privately held companies under the Measurement Alternative was
RMB5,132 million and RMB7,119 million, respectively
. The valuation methodology used to estimate the fair value of investments in publicly traded companies (Level 1) and privately held companies accounted for under the equity method (Level 3) and associated impairment charges are disclosed in Note
6
.